[AETNA LETTERHEAD]
{AETNA LOGO]

                                                       151 Farmington Avenue
                                                       Hartford, CT  06156

                                                       Anngharaad S. Reid
                                                       Prospectus Consultant
                                                       ARS Law TS31
May 3, 2000                                            (860) 273-4474
                                                       Fax: (860) 273-3004

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549
Attention: Filing Desk

Re:    Aetna Life Insurance and Annuity Company and its
       Variable Life Account B
       Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 Prospectus Title: Flexible Premium Group Variable Universal Life Insurance for New York United Teachers Benefit Trust ("NYSUT Trust")
       SEC File Nos. 333-15817 and 811-4536
       Rule 497(j) Filing

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Prospectus contained in Post-Effective Amendment No. 5 to the Registration Statement on Form S-6 ("Amendment No. 5") for Variable Life Account B of Aetna Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 5 which was declared effective on May 1, 2000. The text of Amendment No. 5 was filed electronically.

If you have any questions regarding this submission, please call the undersigned at 860-273-4474.

Sincerely,


/s/ Anngharaad Reid
-----------------------
Anngharaad Reid